BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of new and revised standards and interpretations already issued and not yet adopted

Technical Pronouncement Revision	Revised Standards	Applicable from
19

IFRS 3 - Business Combinations, IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, IAS 16 - Fixed Assets, IFRS 1 - Initial Adoption of International Accounting Standards and IFRS 9 - Financial Instruments.

01/01/2022
20

IFRS 4 - Insurance contracts, IAS 34 - Interim Statement, IAS 8 - Accounting Policies, Change of Estimate and Correction of Error, IAS 1 - Presentation of Financial Statements, IAS 12 - Income Taxes, IFRS 1 - Initial Adoption of International Accounting Standards, IFRS 7 - Financial Instruments: Disclosures, IFRS 15 - Revenue from Contracts with Customers and IAS 26 - Accounting and Accounting Reporting by Retirement Benefit Plans.

01/01/2023
21	Establishes changes in Technical Pronouncements resulting from the issuance of Technical Pronouncement IFRS 17 - Insurance Contracts.	01/01/2023

Schedule of subsidiaries

	12/31/2022		12/31/2021
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
CGT Eletrosul[1]	99.96%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.67%	—	99.56%	—
Eletronorte	99.69%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Eletronuclear[2]	—	—	99.95%	—
Brasil Ventos Energia S.A.	—	99.67%	—	99.56%
Livramento Holding S.A.[3]	—	78.00%	—	78.00%
Madeira Energia S.A.[4]	—	72.36%	—	43.05%

Joint operations (consortia)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%
Consórcio Baguari HPP	—	15.00%	—	15.00%

¹ The increase in interest in CGT Eletrosul is due to the payment of capital made by Eletrobras in August 2022.

² Loss of control as a result of the corporate restructuring that occurred in June 2022.

³ Company classified as Liabilities held for sale, see note 46.

[4] The increase in participation in Madeira Energia S.A. is due to the payment of shares carried out by Furnas, see note 20.2.

Schedule of effect of reclassifications related to the income statement and cash flow of Eletronuclear and Itaipu

INCOME STATEMENT FOR THE FISCAL YEAR	12/31/2021	Adjustment	12/31/2021
	Disclosed		Reclassified
Net operational revenue	37,616,241	(2,989,407)	34,626,834
Operating costs	(11,961,049)	2,282,619	(9,678,430)
Gross income or loss	25,655,192	(706,788)	24,948,404

Operating expenses	(20,541,541)	517,680	(20,023,861)

Regulatory remeasurements - Transmission contracts	4,858,744	—	4,858,744

Operating income before financial income	9,972,395	(189,108)	9,783,287
Financial Result	(2,056,339)	614,385	(1,441,954)
RESULT BEFORE SHAREHOLDINGS	7,916,056	425,277	8,341,333

Income from Corporate Holdings	1,867,546	(360,128)	1,507,418

Other income and expenses	1,210,754	—	1,210,754

OPERATING PROFIT BEFORE TAXES	10,994,356	65,149	11,059,505
Current and deferred income tax and social contribution	(5,280,723)	20,081	(5,260,642)
Net income from continuing operations	5,713,633	85,230	5,798,863

Net loss from discontinued operations	—	(85,230)	(85,230)

Net income for the year	5,713,633	—	5,713,633

CASH FLOW STATEMENT	12/31/2021	Adjustment	12/31/2021
	Disclosed		Reclassified
Operational Activities

Net cash from (used in) operating activities of continuing operations	8,230,605	596,358	8,826,963
Net cash from (used in) operating activities of continuing operations	—	(600,800)	(600,800)
Net cash from (used in) operating activities	8,230,605	(4,442)	8,226,163

Financing Activities

Net cash from (used in) financing activities of continuing operations	(8,448,540)	282,108	(8,166,432)
Net cash from (used in) investment activities of discontinued operations	—	2,105,924	2,105,924
Net cash provided by financing activities	(8,448,540)	2,388,032	(6,060,508)

Investment Activities

Net cash from (used in) investment activities of discontinued operations	123,987	(879,930)	(755,943)
Net cash from (used in) investment activities of discontinued operations	—	(1,503,660)	(1,503,660)
Net cash used in investment activities	123,987	(2,383,590)	(2,259,603)

Reduction in cash and cash equivalents	(93,948)	—	(93,948)